GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,828,117	$ 186,819	$ 5,486,107	$ 2,305,121	$ 12,145,382	$ 20,180,318
Net cash used cash in operations			1,841,640	$ 669,005	$ 1,723,950	$ 2,816,282
Net losses from operations			$ 5,486,107